Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended						108 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2013 Employee
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected number of positions eliminated							65,100
Restructuring and related cost, number of positions eliminated							56,500
Restructuring charges	$ 1,038	[1]	$ 1,428	[1]	$ 2,118	[1]	$ 16,300
Primary Care [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	255		295		593
Specialty Care And Oncology [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	138		174		220
Established Products and Emerging Markets [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	98		125		110
Consumer Healthcare [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	5		46		8
Research and Development Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	13		6		490
Manufacturing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	356		281		277
Corporate, Non-Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 173		$ 513		$ 420
Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related activities, initiation date	Jan. 01, 2005
Restructuring and related activities, current date	Dec. 31, 2013
Restructuring and related cost, number of positions eliminated	2,900

[1]	From the beginning of our cost-reduction/productivity initiatives in 2005 through December 31, 2013, Employee terminations represent the expected reduction of the workforce by approximately 65,100 employees, mainly in manufacturing, sales and research, of which approximately 56,500 employees have been terminated as of December 31, 2013. In 2013, substantially all employee termination costs represent additional costs with respect to approximately 2,900 employees.The restructuring charges in 2013 are associated with the following:•Primary Care operating segment ($255 million), Specialty Care and Oncology operating segment ($138 million), Established Products and Emerging Markets operating segment ($98 million), Consumer Healthcare operating segment ($5 million), research and development operations ($13 million), manufacturing operations ($356 million) and Corporate ($173 million).The restructuring charges in 2012 are associated with the following:•Primary Care operating segment ($295 million), Specialty Care and Oncology operating segment ($174 million), Established Products and Emerging Markets operating segment ($125 million), Consumer Healthcare operating segment ($46 million), research and development operations ($6 million income), manufacturing operations ($281 million) and Corporate ($513 million).The restructuring charges in 2011 are associated with the following:•Primary Care operating segment ($593 million), Specialty Care and Oncology operating segment ($220 million), Established Products and Emerging Markets operating segment ($110 million), Consumer Healthcare operating segment ($8 million), research and development operations ($490 million), manufacturing operations ($277 million) and Corporate ($420 million).